Annual Fund Operating Expenses	Oct. 31, 2025
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Disciplined U.S. Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.86%
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Disciplined U.S. Growth Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.85%
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	2.93%
Expenses (as a percentage of Assets)	3.48%
Fee Waiver or Reimbursement	(2.63%)	[1]
Net Expenses (as a percentage of Assets)	0.85%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	3.22%
Expenses (as a percentage of Assets)	3.77%
Fee Waiver or Reimbursement	(2.92%)	[2]
Net Expenses (as a percentage of Assets)	0.85%
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Disciplined International Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[3]
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.67%	[3]
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.37%)	[3]
Net Expenses (as a percentage of Assets)	0.85%
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Energy Resilience Portfolio - Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.73%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.43%)	[4]
Net Expenses (as a percentage of Assets)	0.85%
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | SMID Core Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.82%
Expenses (as a percentage of Assets)	1.37%	[5]
Fee Waiver or Reimbursement	(0.52%)	[6]
Net Expenses (as a percentage of Assets)	0.85%
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Long/Short Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.51%
Short Sales Expenses	1.30%
Other Expenses (as a percentage of Assets):	1.81%
Expenses (as a percentage of Assets)	3.01%
Fee Waiver or Reimbursement	(0.46%)	[7]
Net Expenses (as a percentage of Assets)	2.55%
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[8]
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.52%
Short Sales Expenses	0.79%
Other Expenses (as a percentage of Assets):	1.31%
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(0.22%)	[9]
Net Expenses (as a percentage of Assets)	1.69%
Strategic Equity Portfolio | Strategic Equity Portfolio | Strategic Equity Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.89%
Equity Income Portfolio | Equity Income Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Equity Income Portfolio | Equity Income Portfolio | Equity Income Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.38%)	[10]
Net Expenses (as a percentage of Assets)	0.85%
Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio | Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.92%
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.86%
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.99%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.71%	[11]
Fee Waiver or Reimbursement	(0.69%)	[12]
Net Expenses (as a percentage of Assets)	1.02%
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Disciplined U.S. Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Disciplined U.S. Growth Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.65%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Disciplined U.S. Small Cap Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	3.07%
Expenses (as a percentage of Assets)	3.62%	[13]
Fee Waiver or Reimbursement	(2.97%)	[14]
Net Expenses (as a percentage of Assets)	0.65%
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Disciplined International Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[15]
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.88%	[16]
Fee Waiver or Reimbursement	(0.23%)	[17]
Net Expenses (as a percentage of Assets)	0.65%
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Energy Resilience Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.40%)	[18]
Net Expenses (as a percentage of Assets)	0.65%
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | SMID Core Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.36%)	[19]
Net Expenses (as a percentage of Assets)	0.65%
Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.31%
Short Sales Expenses	1.29%
Other Expenses (as a percentage of Assets):	1.60%
Expenses (as a percentage of Assets)	2.80%
Fee Waiver or Reimbursement	(0.46%)	[20]
Net Expenses (as a percentage of Assets)	2.34%
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Total Market Plus Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[21]
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)	0.32%
Short Sales Expenses	0.79%
Other Expenses (as a percentage of Assets):	1.11%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.22%)	[22]
Net Expenses (as a percentage of Assets)	1.49%
Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.72%
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Global Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.66%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.38%	[23],[24]
Fee Waiver or Reimbursement	(0.56%)	[25]
Net Expenses (as a percentage of Assets)	0.82%

[1]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[2]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[3]	Effective May 5, 2025, the Fund’s management fee and shareholder servicing fees were reduced from 0.75% and 0.25%, respectively.
[4]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[5]	During the year-ended October 31, 2025, the Portfolio’s Advisor Shares incurred non-recurring legal fees in connection with its strategy repositioning on September 2, 2025. As such, Total Annual Portfolio Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus.
[6]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s Advisor Shares’ average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[7]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio’s average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio’s Advisor Shares exceed 1.25% of the average daily net assets of the Portfolio’s Advisor Shares (excluding Acquired Fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[8]	Effective February 28, 2026, the Fund’s management fee was reduced from 1.20%. Additionally, the contractual waiver limiting management fees to 0.85% was discontinued.
[9]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.90% of the Portfolio’s Advisor Shares’ average daily net assets (excluding acquired fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue the arrangement anytime thereafter. This contractual fee waiver arrangement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[10]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[11]	Total Annual Portfolio Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[12]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[13]	During the year-ended October 31, 2025, the Portfolio’s Institutional Shares incurred non-recurring registration fees in connection with its share class commencement on May 5, 2025. As such, Total Annual Portfolio Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus.
[14]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.65% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[15]	Effective May 5, 2025, the Fund’s management fee was reduced from 0.75%.
[16]	During the year-ended October 31, 2025, the Portfolio’s Institutional Shares incurred non-recurring registration fees in connection with its share class commencement on May 5, 2025. As such, Total Annual Portfolio Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus.
[17]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.65% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[18]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.65% of the Portfolio’s Institutional Shares’ average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[19]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.65% of the Portfolio’s Institutional Shares’ average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[20]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio's Institutional Shares exceed 1.05% of the average daily net assets of the Portfolio's Institutional Shares (excluding Acquired Fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.'s (the “Fund”) Board of Directors (the “Board”).
[21]	Effective February 28, 2026, the Fund’s management fee was reduced from 1.20%. Additionally, the contractual waiver limiting management fees to 0.85% was discontinued.
[22]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.70% of the Portfolio’s Institutional Shares’ average daily net assets (excluding Acquired Fund fees and expenses, short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).
[23]	During the year-ended October 31, 2025, the Portfolio’s Institutional Shares incurred non-recurring registration fees in connection with its share class commencement on May 5, 2025. As such, Total Annual Portfolio Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus.
[24]	Total Annual Portfolio Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[25]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.65% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2027 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2027 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).